MEPCO SALE (Tables)	12 Months Ended
Dec. 31, 2017
MEPCO SALE [Abstract]
Assets sold and liabilities assumed
Assets sold and liabilities assumed were as follows:
	May 1, 2017	December 31, 2016
	(In thousands)
Assets sold
Payment plan receivables	$33,128	$30,582
Commercial loans	525	794
Other assets	1,765	1,984
Total assets	$35,418	$33,360

Liabilities assumed	$1,972	$718